INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Amortizable Intangible Assets

As of December 31, 2012 and 2013, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2012	2013
Cost:
Customer relationships	$10,682	$9,640
Patents	359	359
Trade names	3,429	2,367
Non-compete agreements	535	77
Software	7,768	10,726

Total	$22,773	$23,169

Accumulated amortization:
Customer relationships	(9,443)	(9,343)
Patents	(96)	(152)
Trade names	(185)	(208)
Non-compete agreements	(315)	(33)
Software	(5,466)	(6,305)

Total	$(15,505)	$(16,041)

Intangible assets, net	$7,268	$7,128

Estimated Amortization Expense of Intangible Assets for Future Years	The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2014	946
2015	891
2016	805
2017	693
2018	545
Thereafter	3,248

Total	7,128